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November 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:    Mr. Mark Cowan
         Document Control - EDGAR

                  RE:  RiverSource Variable Portfolio - Managers Series, Inc.
                            RiverSource Variable Portfolio - Fundamental Value
                                         Fund
                            RiverSource Variable Portfolio - Select Value Fund RiverSource Variable Portfolio - Small Cap Value
                                         Fund
                  Post-Effective Amendment No. 18
                  File No. 333-61346/811-10383

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant's Post-Effective Amendment No. 18 (Amendment). This Amendment was filed electronically on October 26, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.